Mining concessions, development costs, right-of-use assets, property, plant and equipment, net - Net assets for right in use (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Mining concessions, development costs, property, plant and equipment, net
After-tax discount rate applied to the pre-tax cash flows		6.04	5.25
Pre-tax discount rate applied to the pre-tax cash flows		9.31%	8.09%
Book Value Of Assets Under Finance Lease		$ 270,800,000	$ 187,800,000
Acquisition Of Assets Under Lease				$ 0	$ 0
Capitalized finance costs				0	$ 0
Right-of-use assets		5,338,000	7,178,000
Additions to right-of-use assets		3,000,000.0	6,200,000
Disposal of right of use assets			1,300,000
Write-off of stripping activity asset		6,763,000	11,633,000	0
Impairment loss		395,434,000
Buildings and other constructions
Mining concessions, development costs, property, plant and equipment, net
Right-of-use assets		2,501,000	3,330,000
Transportation units
Mining concessions, development costs, property, plant and equipment, net
Right-of-use assets		2,088,000	3,370,000
Machinery and equipment [Member]
Mining concessions, development costs, property, plant and equipment, net
Right-of-use assets		749,000	$ 478,000
El Brocal
Mining concessions, development costs, property, plant and equipment, net
After-tax discount rate applied to the pre-tax cash flows			7.91
Pre-tax discount rate applied to the pre-tax cash flows			12.18%
Goodwill		$ 34,000,000.0	$ 34,000,000.0
Stripping activity asset of phase 6 written off | item	1,181,280
Stripping activity asset of phase 9 written off | item			1,102,117
Write-off of stripping activity asset	$ 6,763,000		$ 11,633,000
Stripping activity balance after phase 6 written off | item		5,730
Stripping activity asset of phase 6 expected to be produced		$ 118,000
La Zanja mining unit [Member]
Mining concessions, development costs, property, plant and equipment, net
After-tax discount rate applied to the pre-tax cash flows		7.01	5.96
Pre-tax discount rate applied to the pre-tax cash flows		10.81%	9.19%
Ros Seco Mining Unit [Member]
Mining concessions, development costs, property, plant and equipment, net
After-tax discount rate applied to the pre-tax cash flows		7.86
Pre-tax discount rate applied to the pre-tax cash flows		12.12%
Impairment Of Long Lived Asset [Member] | La Zanja mining unit [Member]
Mining concessions, development costs, property, plant and equipment, net
Provisions			$ 0
Impairment of value of inventory, note 8(c)		$ 5,000,000.0
Impairment Of Long Lived Asset [Member] | Julcani Mining Unit [Member]
Mining concessions, development costs, property, plant and equipment, net
Provisions			0
Impairment of value of inventory, note 8(c)			2,100,000	$ 2,100,000
Impairment Of Long Lived Asset [Member] | Ros Seco Mining Unit [Member]
Mining concessions, development costs, property, plant and equipment, net
Impairment loss		$ 19,900,000
Impairment Of Long Lived Asset [Member] | Orcopampa [Member]
Mining concessions, development costs, property, plant and equipment, net
Provisions			0
Impairment Of Long Lived Asset [Member] | Ucchuchacua [Member]
Mining concessions, development costs, property, plant and equipment, net
Provisions			0
Impairment Of Long Lived Asset [Member] | El Brocal
Mining concessions, development costs, property, plant and equipment, net
Provisions			$ 0